Segment information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, ocular allergies, glaucoma and contact lens care, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation and the selected accounting policies mentioned in Note 2 are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments based on net sales and segment contribution, which is the single measure of segment profitability.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, transformation costs, fair value adjustments to contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, acquisition and integration related costs, certain acquisition and divestment related items, fair value adjustments of financial assets in the form of options to acquire a company carried at FVPL, net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal provisions and settlements and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

($ millions)	2024	2023	2022
Surgical
Implantables	1,775	1,703	1,725
Consumables	2,861	2,719	2,499
Equipment/other	886	892	821
Total Surgical net sales	5,522	5,314	5,045
Vision Care
Contact lenses	2,609	2,400	2,192
Ocular health	1,705	1,656	1,417
Total Vision Care net sales	4,314	4,056	3,609
Total net sales	9,836	9,370	8,654
Surgical other revenues	4	—	—
Vision Care other revenues	71	85	63
Total other revenues	75	85	63
Total net sales and other revenues	9,911	9,455	8,717
Segment contribution and reconciliation to income before taxes
The below table summarizes segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated IFRIC agenda decision published in July 2024. The below table also includes a reconciliation of segment contribution to Income before taxes.

	Surgical			Vision Care			Not allocated to segments			Total
($ millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net sales	5,522	5,314	5,045	4,314	4,056	3,609	—	—	—	9,836	9,370	8,654
Other revenues	4	—	—	71	85	63	—	—	—	75	85	63
Cost of net sales	(2,014)	(1,898)	(1,835)	(1,605)	(1,535)	(1,410)	(709)	(708)	(665)	(4,328)	(4,141)	(3,910)
Cost of other revenues	(4)	—	—	(67)	(67)	(59)	—	—	—	(71)	(67)	(59)
Selling, general & administration	(1,461)	(1,435)	(1,388)	(1,467)	(1,473)	(1,391)	(322)	(301)	(289)	(3,250)	(3,209)	(3,068)
Research & development	(580)	(527)	(486)	(284)	(289)	(212)	(12)	(12)	(4)	(876)	(828)	(702)
Other income	—	—	—	—	—	—	77	80	36	77	80	36
Other expense	—	—	—	—	—	—	(50)	(251)	(342)	(50)	(251)	(342)
Segment contribution and Operating income	1,467	1,454	1,336	962	777	600	(1,016)	(1,192)	(1,264)	1,413	1,039	672
Interest expense							(192)	(189)	(134)	(192)	(189)	(134)
Other financial income & expense							43	(18)	(75)	43	(18)	(75)
Share of (loss) from associated companies							(8)	—	—	(8)	—	—
Income before taxes										1,256	832	463
Included in segment contribution are:

($ millions)	2024	2023	2022
Depreciation of property, plant & equipment:
Surgical	(147)	(144)	(131)
Vision Care	(241)	(237)	(198)
Not allocated to segments	(4)	(4)	(1)
Total depreciation of property, plant & equipment	(392)	(385)	(330)

Depreciation of right-of-use assets:
Surgical	(50)	(49)	(46)
Vision Care	(33)	(42)	(30)
Total depreciation of right-of-use assets	(83)	(91)	(76)

Impairment charges on property, plant & equipment, net:
Surgical	(1)	—	(2)
Total impairment charges on property, plant & equipment, net	(1)	—	(2)

Equity-based compensation:
Surgical	(81)	(78)	(74)
Vision Care	(58)	(64)	(61)
Not allocated to segments	(23)	(17)	(17)
Total equity-based compensation	(162)	(159)	(152)
Geographical information
The below table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2024, 2023 and 2022, and for selected non-current assets at December 31, 2024 and 2023.

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2024		2023		2022		2024		2023

Country
United States	4,511	46%	4,312	46%	3,897	45%	11,380	51%	11,490	51%
International	5,325	54%	5,058	54%	4,757	55%	10,991	49%	11,219	49%
thereof:
Switzerland (country of domicile)	79	1%	64	1%	59	1%	8,800	39%	9,137	40%
Japan	554	6%	583	6%	568	7%	28	—%	34	—%
China	560	6%	526	6%	474	5%	21	—%	10	—%
Other	4,132	42%	3,885	41%	3,656	42%	2,142	10%	2,038	9%
Company total	9,836	100%	9,370	100%	8,654	100%	22,371	100%	22,709	100%
(1)International percentages may not sum due to rounding.
(2)Net sales by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.
No customer accounted for 10% or more of Alcon's net sales.